Port Street Quality Growth Fund
Schedule of Investments
June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.1%
Communication Services - 5.6%
Alphabet, Inc., Class A *	51,004	$6,105,179
Walt Disney Co. *	72,200	6,446,016
		12,551,195
Consumer Discretionary - 6.4%
Home Depot, Inc.	18,600	5,777,904
NIKE, Inc., Class B	41,300	4,558,281
Starbucks Corp.	38,200	3,784,092
		14,120,277
Consumer Staples - 8.1%
PepsiCo, Inc.	11,100	2,055,942
Procter & Gamble Co.	15,700	2,382,318
Reckitt Benckiser Group plc - ADR	205,300	3,118,507
Unilever plc - ADR	127,200	6,630,936
Wal-Mart Stores, Inc.	24,000	3,772,320
		17,960,023
Financials - 4.9%
Berkshire Hathaway, Inc., Class B *	21,400	7,297,400
Visa, Inc., Class A	14,807	3,516,366
		10,813,766
Health Care - 11.8%
Becton, Dickinson & Co.	12,299	3,247,059
Biogen, Inc. *	13,600	3,873,960
Johnson & Johnson	19,800	3,277,296
Medtronic plc	65,200	5,744,120
Novo Nordisk - ADR	35,500	5,744,965
Roche Holding AG - ADR	112,700	4,305,140
		26,192,540
Industrials - 7.9%
3M Co.	16,900	1,691,521
C.H. Robinson Worldwide, Inc.	40,000	3,774,000
General Dynamics Corp.	20,220	4,350,333
Raytheon Technologies Corp.	79,800	7,817,208
		17,633,062
Information Technology - 17.0%
Accenture plc, Class A	15,184	4,685,479
Adobe, Inc. *	13,100	6,405,769
Apple, Inc.	32,905	6,382,583
Cisco Systems, Inc.	63,360	3,278,246
Cognizant Technology Solutions Corp., Class A	46,133	3,011,562
Microsoft Corp.	21,870	7,447,610
Oracle Corp.	54,323	6,469,326
		37,680,575
Materials - 1.4%
International Flavors & Fragrances, Inc.	40,398	3,215,277

Total Common Stocks
(Cost $97,147,395)		140,166,715

SHORT-TERM INVESTMENTS - 30.6%	Par
U.S. Treasury Bills
3.871%, 07/13/2023 (a)(b)	$8,000,000	7,988,818
4.456%, 07/27/2023 (a)(b)	10,000,000	9,966,583
4.894%, 08/24/2023 (a)(b)	10,000,000	9,925,238
4.974%, 09/21/2023 (a)(b)	10,000,000	9,885,315
5.065%, 10/26/2023 (a)(b)	5,000,000	4,916,984
5.080%, 11/02/2023 (a)(b)	10,000,000	9,823,608
5.088%, 11/30/2023 (a)(b)	11,000,000	10,762,114
5.144%, 12/21/2023 (a)(b)	5,000,000	4,875,689

Total Short-Term Investments		68,144,349
(Cost $68,155,728)

Total Investments - 93.7%
(Cost $165,303,123)		208,311,064
Other Assets and Liabilities, Net - 6.3%		13,918,518
Total Net Assets - 100.0%		$222,229,582

ADR - American Depositary Receipt
plc - Public Limited Company
*	Non-income producing security.
(a)	Rate shown is the effective yield as of June 30, 2023.
(b)	Level 2 security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2023:
	Level 1	Level 2	Level 3	Total
Common Stocks	$140,166,715	$-	$-	$140,166,715
Short-Term Investments	-	68,144,349	-	68,144,349
Total Investments in Securities	$140,166,715	$68,144,349	$-	$208,311,064

Refer to the Schedule of Investments for further information on the classification of investments.